Fair Value Measurements - Summary of Financial Assets and Financial Liabilities Measured and Recorded at Fair Value on Recurring Basis (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investment	¥ 2,598,935,704	$ 407,829,725	¥ 4,342,356,612
Derivative financial liability	5,346,389	838,965
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investment	2,598,935,704	407,829,725	4,342,356,612
Fair Value, Measurements, Recurring [Member] | Active market (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investment	464,715,237	72,923,961	3,686,543,199
Derivative financial liability	0	0
Fair Value, Measurements, Recurring [Member] | Observable Input (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investment	2,134,220,467	334,905,764	655,813,413
Derivative financial liability	5,346,389	838,965
Fair Value, Measurements, Recurring [Member] | Non-observable input (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investment	0	0	¥ 0
Derivative financial liability	¥ 0	$ 0